Consolidated Statement of Changes in Convertible Preferred Shares, Redeemable Noncontrolling Interest and Shareholders' Deficit - USD ($) $ in Thousands	Redeemable Noncontrolling Interest	Convertible Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Increase (Decrease) in Stockholders' Deficit
Net loss					$ (8,744)	$ (8,744)
Balance (Shares) at Dec. 31, 2022		125,000				125,000
Balance as of March 31, 2022 at Dec. 31, 2022	$ 10,000	$ 12,500				$ 12,500
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)						3,547
Net loss						$ (25,738)
Ending Balance (in Shares) at Dec. 31, 2022			3,548			3,548
Balance as of March 31, 2022 at Dec. 31, 2022			$ 0	$ 0	(32,056)	$ (32,056)
Balance (Shares) at Jan. 18, 2022		0
Balance as of January 18, 2022 (date of inception) at Jan. 18, 2022	0	$ 0
Convertible Preferred Shares
Issuance of Series A-1 convertible preferred shares for cash (in Shares)		100,000
Issuance of Series A-1 convertible preferred shares for cash		$ 10,000
Issuance of Series A-1 convertible preferred shares as license compensation (in shares)		25,000
Issuance of Series A-1 convertible preferred shares for license		$ 2,500
Issuance of Subsidiary redeemable preferred shares for license	4,943
Balance (Shares) at Dec. 31, 2022		125,000				125,000
Balance as of March 31, 2022 at Dec. 31, 2022	10,000	$ 12,500				$ 12,500
Beginning Balance (in shares) at Jan. 18, 2022			0
Balance as of January 18, 2022 (date of inception) at Jan. 18, 2022			$ 0	0	0	0
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)			1
Exercise of stock options (in Shares)			3,547
Share-based compensation expense				334		334
Net loss	(1,595)				(25,738)	(25,738)
Accretion of redeemable noncontrolling interest to redemption value	$ 6,652			(334)	(6,318)	$ (6,652)
Ending Balance (in Shares) at Dec. 31, 2022			3,548			3,548
Balance as of March 31, 2022 at Dec. 31, 2022			$ 0	$ 0	(32,056)	$ (32,056)
Increase (Decrease) in Stockholders' Deficit
Net loss					(925)	(925)
Net loss					(43,617)	(43,617)
Balance as of March 31, 2022 at Jun. 30, 2023						68,907
Increase (Decrease) in Stockholders' Deficit
Net loss					$ (34,025)	(34,025)
Balance as of March 31, 2022 at Jun. 30, 2023						$ 68,907